Equity-based compensation - Weighted Average Assumptions (Detail) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.18%	2.83%	2.81%	2.59%
Expected dividends	$ 0	$ 0	$ 0	$ 0
Expected term (in years)	6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months
Volatility	45.15%	45.00%	40.00%	41.00%
Weighted average fair market value of grants	$ 4.99	$ 3.72	$ 3.47	$ 2.07